Unaudited Condensed Consolidated Interim Statements Of Financial Position - MXN ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 64,932,217	$ 76,506,447
Customers	159,990,300	101,259,081
Other financing receivable	43,426,250	40,787,153
Other non-financing receivable	169,828,178	136,350,115
Inventories	188,278,701	86,113,142
Current portion of the Government bonds	29,009,783	1,253,451
Derivative financial instruments	9,770,736	12,473,967
Other current assets	2,225,689	3,650,688
Total current assets	667,461,854	458,394,044
Non-current assets:
Investments in joint ventures and associates	2,127,646	2,254,952
Wells, pipelines, properties, plant and equipment, net	1,406,321,403	1,274,532,607
Rights of use	51,705,645	54,283,458
Long-term notes receivable, net of current portion	1,492,843	1,646,290
Long-term portion of the Government bonds	82,266,580	109,601,905
Deferred income taxes and duties	85,847,494	92,255,839
Intangible assets, net	27,048,344	20,016,146
Other assets	51,992,072	39,112,930
Total non-current assets	1,708,802,027	1,593,704,127
Total assets	2,376,263,881	2,052,098,171
Current liabilities:
Short-term debt and current portion of long-term debt	421,304,336	492,283,613
Short-term leases	6,899,292	7,902,874
Suppliers	274,454,400	264,056,358
Income taxes and duties payable	124,148,235	112,753,591
Accounts and accrued expenses payable	49,213,065	32,015,808
Derivative financial instruments	25,011,493	13,636,086
Total current liabilities	901,030,821	922,648,330
Long-term liabilities:
Long-term debt, net of current portion	1,738,894,229	1,757,412,281
Long-term leases, net of current portion	47,655,140	51,448,775
Employee benefits	1,244,462,812	1,384,071,648
Provisions for sundry creditors	95,437,128	92,397,666
Other liabilities	15,206,911	10,778,904
Deferred income taxes and duties	3,254,305	3,341,350
Total long-term liabilities	3,144,910,525	3,299,450,624
Total liabilities	4,045,941,346	4,222,098,954
Controlling interest:
Certificates of Contribution "A"	931,723,115	841,285,576
Mexican Government contributions	66,730,591	43,730,591
Legal reserve	1,002,130	1,002,130
Accumulated other comprehensive result	101,098,455	(38,139,514)
Accumulated deficit:
From prior years	(3,018,008,068)	(2,723,475,900)
Net income (loss) for the period	247,917,483	(294,532,168)
Total controlling interest	(1,669,536,294)	(2,170,129,285)
Total non-controlling interest	(141,171)	128,502
Total equity (deficit)	(1,669,677,465)	(2,170,000,783)
Total liabilities and equity (deficit)	$ 2,376,263,881	$ 2,052,098,171